Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of net revenue
The following tables summarize previously reported revenues for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Agricultural Equipment	$11,682	$10,683	$9,690
Construction Equipment	3,021	2,530	2,206
Commercial Vehicles	10,939	10,562	9,628
Powertrain	4,565	4,369	3,707
Eliminations and Other	(2,376)	(2,375)	(2,015)
Total Industrial Activities	$27,831	$25,769	$23,216
Financial Services	1,989	2,028	1,916
Eliminations and Other	(114)	(96)	(37)
Total Revenues	$29,706	$27,701	$25,095
The following highlights revenues earned from external customers in the rest of the world by destination:

	2018	2017	2016
	(in millions)
United States	$5,719	$5,014	$4,946
Italy	3,383	3,021	2,798
France	2,994	2,658	2,633
Brazil	2,093	1,789	1,586
Germany	2,062	1,833	1,650
Canada	1,124	1,182	1,141
Australia	929	1,063	929
Spain	1,084	1,016	924
Argentina	524	984	678
Poland	658	507	442
Other	8,130	7,770	6,542
Total Revenues from external customers in the rest of world	$28,700	$26,837	$24,269

Summary of disaggregation of revenue
The following table disaggregates previously reported revenues by major source for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
	(in millions)

Revenues from:
Sales of goods	$26,838	$24,987	$22,426
Rendering of services	527	438	451
Rents on assets sold with a buy-back commitment	466	344	339
Revenues from sales of goods and services	$27,831	$25,769	$23,216
Finance and interest income	1,115	1,185	1,190
Rents and other income on operating lease	760	747	689
Finance, interest and other income	$1,875	$1,932	$1,879
Total Revenues	$29,706	$27,701	$25,095